Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,413,000
Previously Paid Amount	0.00
Total Fee Amount	195.14
Total Offset Amount	0.00
Net Fee	195.14
Narrative - Max Aggregate Offering Price	$ 1,413,000
Final Prospectus	true